Segment, Product and Geographic Information (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 723,605	$ 685,167
Driver IC Segment [Member]
Disclosure of operating segments [line items]
Revenue	266,834	250,454
Driver IC Segment [Member] | Customer A and Its Affiliates [Member]
Disclosure of operating segments [line items]
Revenue	178,907	147,961
Driver IC Segment [Member] | Customer B and Its Affiliates [Member]
Disclosure of operating segments [line items]
Revenue	87,927	102,493
Non-driver Products Segment [Member]
Disclosure of operating segments [line items]
Revenue	27,005	32,654
Non-driver Products Segment [Member] | Customer A and Its Affiliates [Member]
Disclosure of operating segments [line items]
Revenue	24,088	28,767
Non-driver Products Segment [Member] | Customer B and Its Affiliates [Member]
Disclosure of operating segments [line items]
Revenue	$ 2,917	$ 3,887